Changes in Carrying Amount of Goodwill (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Wireless Licenses, Goodwill and Other Intangible Assets [Line Items]
Beginning balance	$ 23,357	$ 21,988
Acquisitions (Note 2)	760	1,369
Reclassifications, adjustments and other	22
Ending balance	24,139	23,357
Verizon Wireless
Wireless Licenses, Goodwill and Other Intangible Assets [Line Items]
Beginning balance	17,963	17,869
Acquisitions (Note 2)	209	94
Ending balance	18,172	17,963
Wireline
Wireless Licenses, Goodwill and Other Intangible Assets [Line Items]
Beginning balance	5,394	4,119
Acquisitions (Note 2)	551	1,275
Reclassifications, adjustments and other	22
Ending balance	$ 5,967	$ 5,394